Shareholders' Equity (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Research and development options expense	$ 86,439	$ 43,174	$ 355,229	$ 52,452
Total research and development expenses	1,059,578	686,914	3,965,543	368,459
General and administrative options expense	255,568	85,976	723,344	199,451
Stock granted for Performance Bonus Plan cancellation				1,461,545
Stock and warrants granted in IPO				3,436,406
Stock issued to consultants and employees	228,626	154,854	523,745	218,500
Total general and administrative expenses	1,240,667	1,562,352	4,279,357	6,618,763
Total stock-based compensation expense	$ 570,633	$ 284,004	$ 1,602,318	$ 5,368,354